Quarterly Financial Data (Unaudited) Quarterly Financial Data (Unaudited) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014		Aug. 24, 2014	May 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May 26, 2013	Feb. 24, 2013	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Quarterly Financial Information Disclosure [Abstract]
Net revenues	$ 1,055,075	$ 1,388,026	[1]	$ 1,154,129	$ 1,081,847	$ 1,129,990	$ 1,294,831	$ 1,141,284	$ 1,098,898	$ 1,146,678	$ 4,753,992	$ 4,681,691	$ 4,610,193
Cost of goods sold	518,010	708,447	[1]	591,926	551,542	553,637	657,784	568,448	550,187	554,800	2,405,552	2,331,219	2,410,862
Gross profit	537,065	679,579	[1]	562,203	530,305	576,353	637,047	572,836	548,711	591,878	2,348,440	2,350,472	2,199,331
Selling, general and administrative expenses	425,282	580,618	[1]	454,712	446,072	424,762	570,718	454,750	449,074	410,423	1,906,164	1,884,965	1,865,352
Restructuring, net	4,338	49,014	[1]	2,371	19,105	57,935					128,425	0	0
Operating income	107,445	49,947	[1]	105,120	65,128	93,656	66,329	118,086	99,637	181,455	313,851	465,507	333,979
Interest expense	(23,312)	(27,279)	[1]	(27,179)	(31,310)	(31,829)	(33,081)	(30,903)	(32,883)	(32,157)	(117,597)	(129,024)	(134,694)
Loss on early extinguishment of debt		(9,192)	[1]	0	(11,151)	0	0	0	(575)	(114)	(20,343)	(689)	(8,206)
Other income (expense), net	(26,028)	(14,513)	[1]	(5,605)	(6,122)	4,183	(7,756)	(10,661)	(830)	6,066	(22,057)	(13,181)	4,802
Income (loss) before income taxes	58,105	(1,037)	[1]	72,336	16,545	66,010	25,492	76,522	65,349	155,250	153,854	322,613	195,881
Income tax expense	19,822	5,066	[1]	22,536	5,556	16,387	8,885	20,077	17,140	48,375	49,545	94,477	54,922
Net income	38,283	(6,103)	[1]	49,800	10,989	49,623	16,607	56,445	48,209	106,875	104,309	228,136	140,959
Net loss (income) attributable to noncontrolling interest	109	132	[1]	820	469	348	342	630	(60)	145	1,769	1,057	2,891
Net income (loss) attributable to Levi Strauss & Co.	$ 38,392	$ (5,971)	[1]	$ 50,620	$ 11,458	$ 49,971	$ 16,949	$ 57,075	$ 48,149	$ 107,020	$ 106,078	$ 229,193	$ 143,850

[1]	Includes certain out-of-period adjustments, which decreased income before income taxes and net income by approximately $4.0 million and $6.0 million, respectively. For additional information see Note 1.